Liability for Employee Rights upon Retirement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Severance pay expenses	$ 1,257,000	$ 1,748,000	$ 2,663,000
Defined contribution plan expenses	5,030,000	3,747,000	3,572,000
Contribution plan expenses expected	$ 5,400,000